Investment Risks	May 01, 2026
Impax Large Cap Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Impax Large Cap Fund | Market Risk
Prospectus [Line Items]
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Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax Large Cap Fund | Non-US Securities Risk
Prospectus [Line Items]
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Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax Large Cap Fund | Focused Portfolio Risk
Prospectus [Line Items]
Risk [Text Block]
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Focused Portfolio Risk To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Impax Large Cap Fund | Management Risk
Prospectus [Line Items]
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Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s Corporate Resilience profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider Corporate Resilience factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s Corporate Resilience profile.

Impax Large Cap Fund | Growth Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Impax Large Cap Fund | Value Securities Risk
Prospectus [Line Items]
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Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

Impax Large Cap Fund | Medium-Sized Capitalization Company Risk
Prospectus [Line Items]
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Medium-Sized Capitalization Company Risk Securities of medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Impax Large Cap Fund | Turnover Risk
Prospectus [Line Items]
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Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax Large Cap Fund | Emerging Markets Risk
Prospectus [Line Items]
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Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-US securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

Impax Large Cap Fund | Information Technology Sector Risk
Prospectus [Line Items]
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Information Technology Sector Risk Prices of technology companies’ securities historically have been more volatile than those of many other securities, especially over the short term. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. Many technology companies have limited operating histories.

Impax Large Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, investors may lose money by investing in the Large Cap Fund.
Impax Small Cap Fund | Equity Securities Risk
Prospectus [Line Items]
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Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Impax Small Cap Fund | Market Risk
Prospectus [Line Items]
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Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax Small Cap Fund | Non-US Securities Risk
Prospectus [Line Items]
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Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax Small Cap Fund | Management Risk
Prospectus [Line Items]
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Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s Corporate Resilience profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider Corporate Resilience factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s Corporate Resilience profile.

Impax Small Cap Fund | Growth Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Impax Small Cap Fund | Value Securities Risk
Prospectus [Line Items]
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Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

Impax Small Cap Fund | Turnover Risk
Prospectus [Line Items]
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Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax Small Cap Fund | Small- and Medium-Sized Capitalization Company Risk
Prospectus [Line Items]
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Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Impax Small Cap Fund | Financial Services Sector Risk
Prospectus [Line Items]
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Financial Services Sector Risk Companies in the financial services sector are subject to the risk of regulatory change, decreased liquidity in credit markets, extensive governmental regulation, and unstable interest rates. Such companies may have concentrated portfolios, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses.

Impax Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, investors may lose money by investing in the Small Cap Fund.
Impax US Sustainable Economy Fund | Equity Securities Risk
Prospectus [Line Items]
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Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Impax US Sustainable Economy Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax US Sustainable Economy Fund | Non-US Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax US Sustainable Economy Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
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Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s Corporate Resilience profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider Corporate Resilience factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s Corporate Resilience profile.

Impax US Sustainable Economy Fund | Growth Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Impax US Sustainable Economy Fund | Value Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

Impax US Sustainable Economy Fund | Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
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Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax US Sustainable Economy Fund | Emerging Markets Risk
Prospectus [Line Items]
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Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-US securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

Impax US Sustainable Economy Fund | Information Technology Sector Risk
Prospectus [Line Items]
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Information Technology Sector Risk Prices of technology companies’ securities historically have been more volatile than those of many other securities, especially over the short term. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. Many technology companies have limited operating histories.

Impax US Sustainable Economy Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, investors may lose money by investing in the US Sustainable Economy Fund.
Impax Global Opportunities Fund | Equity Securities Risk
Prospectus [Line Items]
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Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Impax Global Opportunities Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax Global Opportunities Fund | Non-US Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax Global Opportunities Fund | Focused Portfolio Risk
Prospectus [Line Items]
Risk [Text Block]
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Focused Portfolio Risk To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.

Impax Global Opportunities Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
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Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s Corporate

Resilience profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider Corporate Resilience factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s Corporate Resilience profile.

Impax Global Opportunities Fund | Growth Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Impax Global Opportunities Fund | Value Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

Impax Global Opportunities Fund | Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
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Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax Global Opportunities Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
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Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-US securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

Impax Global Opportunities Fund | Information Technology Sector Risk
Prospectus [Line Items]
Risk [Text Block]
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Information Technology Sector Risk Prices of technology companies’ securities historically have been more volatile than those of many other securities, especially over the short term. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. Many technology companies have limited operating histories.

Impax Global Opportunities Fund | Small- and Medium-Sized Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]
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Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Impax Global Opportunities Fund | Financial Services Sector Risk
Prospectus [Line Items]
Risk [Text Block]
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Financial Services Sector Risk Companies in the financial services sector are subject to the risk of regulatory change, decreased liquidity in credit markets, extensive governmental regulation, and unstable interest rates. Such companies may have concentrated portfolios, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses.

Impax Global Opportunities Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk The US dollar value of your investment in the Fund may go down if the value of the local currency of the non-US markets in which the Fund invests depreciates against the US dollar.

Impax Global Opportunities Fund | Healthcare Sector Risk
Prospectus [Line Items]
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Healthcare Sector Risk The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments.

Impax Global Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, investors may lose money by investing in the Global Opportunities Fund.
Impax Global Environmental Markets Fund | Market Risk
Prospectus [Line Items]
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Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax Global Environmental Markets Fund | Non-US Securities Risk
Prospectus [Line Items]
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Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax Global Environmental Markets Fund | Management Risk
Prospectus [Line Items]
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Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s Corporate Resilience profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider Corporate Resilience factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s Corporate Resilience profile.

Impax Global Environmental Markets Fund | Growth Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Impax Global Environmental Markets Fund | Value Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

Impax Global Environmental Markets Fund | Turnover Risk
Prospectus [Line Items]
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Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax Global Environmental Markets Fund | Emerging Markets Risk
Prospectus [Line Items]
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Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-US securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

Impax Global Environmental Markets Fund | Small- and Medium-Sized Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]
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Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Impax Global Environmental Markets Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk The US dollar value of your investment in the Fund may go down if the value of the local currency of the non-US markets in which the Fund invests depreciates against the US dollar.

Impax Global Environmental Markets Fund | Focused Investment Risk
Prospectus [Line Items]
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Focused Investment Risk Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries), including the energy efficiency and water and infrastructure sectors, increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or sector.

Impax Global Environmental Markets Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, investors may lose money by investing in the Global Environmental Markets Fund.
Impax International Sustainable Economy Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Impax International Sustainable Economy Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax International Sustainable Economy Fund | Non-US Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax International Sustainable Economy Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
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Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s Corporate Resilience profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider Corporate Resilience factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s Corporate Resilience profile.

Impax International Sustainable Economy Fund | Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
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Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax International Sustainable Economy Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk The US dollar value of your investment in the Fund may go down if the value of the local currency of the non-US markets in which the Fund invests depreciates against the US dollar.

Impax International Sustainable Economy Fund | Asian/Pacific Investment Risk
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Asian/Pacific Investment Risk Certain Asia and Pacific region economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Asia and Pacific region economies generally are dependent on the economies of Europe and the United States, especially with respect to agricultural products and natural resources. Political and social instability, deteriorating economic conditions, natural disasters and the spread of infectious disease may result in significant downturns and increased volatility in many Asia and Pacific region economies.

Impax International Sustainable Economy Fund | European Investment Risk
Prospectus [Line Items]
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European Investment Risk The United Kingdom (“UK”) left the European Union (“EU”) on January 31, 2020 (commonly referred to as “Brexit”). During an 11-month transition period, the UK and the EU agreed to a Trade and Cooperation Agreement which sets out the agreement for certain parts of the future relationship between the EU and the UK from January 1, 2021. The Trade and Cooperation Agreement does not provide the UK with the same level of rights or access to all goods and services in the EU as the UK previously maintained as a member of the EU and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services which is yet to be agreed. Accordingly, uncertainty remains in certain areas as to the future relationship between the UK and the EU. In addition, from January 1, 2021, EU laws ceased to apply in the UK, and the UK government has since enacted legislation that will repeal, replace or otherwise make substantial amendments to the EU laws that were initially retained, with a view to those laws being replaced by domestic legislation. It is impossible to predict the consequences of these amendments on the Fund. Although one cannot predict the full effect of Brexit, it could have a significant adverse impact on UK, European and global macroeconomic conditions and could lead to prolonged political, legal, regulatory, tax and economic uncertainty.

Impax International Sustainable Economy Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk The value of a security may fluctuate due to factors affecting only the entity that issued the security.

Impax International Sustainable Economy Fund | Medium-Sized Company Risk
Prospectus [Line Items]
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Medium-Sized Company Risk Securities of medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Impax International Sustainable Economy Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, investors may lose money by investing in the International Sustainable Economy Fund.
Impax Core Bond Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax Core Bond Fund | Non-US Securities Risk
Prospectus [Line Items]
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Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax Core Bond Fund | Management Risk
Prospectus [Line Items]
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Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s Issuer Resilience profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider Issuer Resilience factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s Issuer Resilience profile.

Impax Core Bond Fund | Turnover Risk
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Risk [Text Block]
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Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance. As with all mutual funds, investors may lose money by investing in the Core Bond Fund.

Impax Core Bond Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
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Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-US securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

Impax Core Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. An increase in interest rates could decrease the price of debt securities held by the Fund and negatively impact its performance. For example, if a debt security has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the security.

Impax Core Bond Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
●

Liquidity Risk Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. Liquidity risk also may refer to the risk that the Fund could not meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund.

Impax Core Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

Impax Core Bond Fund | US Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	US Government Securities Risk US government securities that are not issued or guaranteed by the US Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

Impax Core Bond Fund | Mortgage Risk
Prospectus [Line Items]
Risk [Text Block]
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Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

Impax Core Bond Fund | Reinvestment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.

Impax Core Bond Fund | High Yield Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

High Yield Securities Risk High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.

Impax Core Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, investors may lose money by investing in the Core Bond Fund.
Impax High Yield Bond Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax High Yield Bond Fund | Non-US Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax High Yield Bond Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s Issuer Resilience profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider Issuer Resilience factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s Issuer Resilience profile.

Impax High Yield Bond Fund | Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●

Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Impax High Yield Bond Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●

Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-US securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

Impax High Yield Bond Fund | Small- and Medium-Sized Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]
●

Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Impax High Yield Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. An increase in interest rates could decrease the price of debt securities held by the Fund and negatively impact its performance. For example, if a debt security has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the security.

Impax High Yield Bond Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
●

Liquidity Risk Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. Liquidity risk also may refer to the risk that the Fund could not meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund.

Impax High Yield Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

Impax High Yield Bond Fund | Reinvestment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.

Impax High Yield Bond Fund | High Yield Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

High Yield Securities Risk High-yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.

Impax High Yield Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.
Impax Sustainable Allocation Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Impax Sustainable Allocation Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Impax Sustainable Allocation Fund | Non-US Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Non-US Securities Risk Non-US securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-US markets may differ from US markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-US investments are also subject to the effects of local political, social, diplomatic or economic events.

Impax Sustainable Allocation Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●

Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio manager(s), including the investment adviser’s assessment of a company’s Corporate/Issuer Resilience profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider Corporate/Issuer Resilience factors or come to different conclusions regarding such factors. Further, in evaluating a company, the Adviser is often dependent upon information and data obtained from the company itself or from third-party data providers that may be incomplete, inaccurate or unavailable, which could cause the investment adviser or the Fund’s portfolio manager(s) to incorrectly assess a company’s Corporate/Issuer Resilience profile.

Impax Sustainable Allocation Fund | Growth Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Impax Sustainable Allocation Fund | Value Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

Impax Sustainable Allocation Fund | Small- and Medium-Sized Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]
●

Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Impax Sustainable Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. An increase in interest rates could decrease the price of debt securities held by the Fund and negatively impact its performance. For example, if a debt security has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the security.

Impax Sustainable Allocation Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
●

Liquidity Risk Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. Liquidity risk also may refer to the risk that the Fund could not meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund.

Impax Sustainable Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

Impax Sustainable Allocation Fund | US Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	US Government Securities Risk US government securities that are not issued or guaranteed by the US Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

Impax Sustainable Allocation Fund | Mortgage Risk
Prospectus [Line Items]
Risk [Text Block]
●

Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

Impax Sustainable Allocation Fund | Reinvestment Risk
Prospectus [Line Items]
Risk [Text Block]
●

Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.

Impax Sustainable Allocation Fund | Allocation Risk
Prospectus [Line Items]
Risk [Text Block]
●	Allocation Risk The allocation techniques and decisions of the investment adviser may not produce the desired results.

Impax Sustainable Allocation Fund | Emerging Markets Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Emerging Markets Securities Risk Emerging market securities are likely to have greater exposure to Non-US Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.

Impax Sustainable Allocation Fund | Underlying Funds and ETFs Risk
Prospectus [Line Items]
Risk [Text Block]
●

Underlying Funds and ETFs Risk Investments in shares of Underlying Funds and ETFs are subject to the fees, expenses and risks of those Underlying Funds or ETFs. If an Underlying Fund or ETF seeks to track the performance of an index, the value of the Fund’s investment in such Underlying Fund or ETF also would fluctuate with the value of the index. The Adviser has a conflict of interest in selecting investments for the Fund because the Underlying Funds, unlike unaffiliated ETFs, pay fees to the Adviser, and the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds.

Impax Sustainable Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, investors may lose money by investing in the Sustainable Allocation Fund.